TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			248 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Related Party Transaction [Line Items]
Options granted	383,537	452,494	444,237	10,342,088
Directors [Member]
Related Party Transaction [Line Items]
Directors' fees	$ 208	$ 204	$ 205
Options granted	50,000